Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			¥ 1,000
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases			(1,000)
Sales			1,000
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		¥ 4,000
Beginning Balance		713,000	621,000
Gains (losses) in Earnings	[1]	61,000	(66,000)
Gains (losses) in OCI	[2]	1,000	(19,000)
Transfers into Level 3		4,000	20,000
Transfers out of level 3		(6,000)	(42,000)
Issuances		534	374,000
Settlements		(389,000)	(345,000)
Ending Balance		794,000	713,000
Change in unrealized gain (losses) still held	[3]	77,000	(34,000)
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(452,000)	(1,000)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		9,000	10,000
Settlements		(1,000)	(1,000)
Ending Balance		8,000	9,000
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,033,000	1,115,000
Gains (losses) in Earnings	[4]	7,000	70,000
Transfers out of level 3		(452,000)	(1,000)
Purchases		143,000	443,000
Sales		(72,000)	(216,000)
Issuances		0
Settlements		(588,000)	(378,000)
Ending Balance		71,000	1,033,000
Change in unrealized gain (losses) still held	[3]	3,000	65,000
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		29,000	30,000
Gains (losses) in Earnings	[4]		1,000
Purchases			2,000
Sales			(3,000)
Settlements		(1,000)	(1,000)
Ending Balance		28,000	29,000
Change in unrealized gain (losses) still held	[3]	1,000
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	8,000	(5,000)
Gains (losses) in Earnings	[4],[5]	11,000	4,000
Settlements	[5]	3,000	9,000
Ending Balance	[5]	22,000	8,000
Change in unrealized gain (losses) still held	[3],[5]	(22,000)	13,000
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	23,000	16,000
Gains (losses) in Earnings	[4],[5]	8,000	9,000
Settlements	[5]	1,000	(2,000)
Ending Balance	[5]	32,000	23,000
Change in unrealized gain (losses) still held	[3],[5]	7,000	10,000
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(21,000)	(17,000)
Gains (losses) in Earnings	[4],[5]	(11,000)	1,000
Settlements	[5]	18,000	(5,000)
Ending Balance	[5]	(14,000)	(21,000)
Change in unrealized gain (losses) still held	[3],[5]	(23,000)	(17,000)
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	2,000	(2,000)
Gains (losses) in Earnings	[4],[5]	(3,000)	4,000
Transfers into Level 3	[5]		1,000
Transfers out of level 3	[5]		1,000
Settlements	[5]	2,000	(2,000)
Ending Balance	[5]	1,000	2,000
Change in unrealized gain (losses) still held	[3],[5]	(1,000)	1,000
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]		1,000
Gains (losses) in Earnings	[4],[5]	1,000
Settlements	[5]	(1,000)	(1,000)
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			12,000
Transfers out of level 3		(693,000)	(22,000)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		23,000	31,000
Settlements		(5,000)	(8,000)
Ending Balance		18,000	23,000
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		716,000	615,000
Gains (losses) in Earnings	[6]	5,000
Gains (losses) in OCI	[2]	(5,000)	1,000
Transfers out of level 3		(689,000)
Purchases		62,000	181,000
Sales		(60,000)	(78,000)
Settlements		(29,000)	(3,000)
Ending Balance			716,000
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		365,000	157,000
Gains (losses) in Earnings	[6]	(20,000)	(13,000)
Gains (losses) in OCI	[2]	1,000	6,000
Transfers out of level 3		(4,000)	(22,000)
Purchases		11,000	391,000
Sales			(118,000)
Settlements		(38,000)	(36,000)
Ending Balance		315,000	365,000
Change in unrealized gain (losses) still held	[3]	(19,000)	(8,000)
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		132,000	174,000
Gains (losses) in Earnings	[6]		7,000
Gains (losses) in OCI	[2]	7,000	16,000
Transfers into Level 3			12,000
Transfers out of level 3		(4,000)
Purchases		47,000	36,000
Settlements		(65,000)	(113,000)
Ending Balance		117,000	132,000
Change in unrealized gain (losses) still held	[3]	1,000
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		53,000	39,000
Gains (losses) in Earnings	[6]	2,000	2,000
Purchases		37,000	38,000
Sales		(3,000)	(6,000)
Settlements		(33,000)	(20,000)
Ending Balance		56,000	53,000
Change in unrealized gain (losses) still held	[3]	¥ (2,000)	¥ 1,000

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[3]	Amounts represent total gains or losses recognized in earnings and OCI during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2021 and 2022. The amounts of unrealized gains (losses) in OCI related to Available-for-sale securities and Long-term debt, which were ¥6 billion and ¥(17) billion, respectively, at March 31, 2021, and ¥0 billion and ¥0 billion, respectively, at March 31, 2022.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)—net.